Stock-Based Compensation (Schedule of Share-based Compensation, Activity) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012 Y		Jan. 31, 2011 Y		Jan. 31, 2010 Y
CTI [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Exercisable, Shares	2,573,508		10,738,923		12,004,593
Stock Options Exercisable, Weighted Average Exercise Price (per share)	$ 18.37		$ 17.42		$ 18.25
Stock Options Exercisable, Weighted Average Remaining Contractual Term (Years)	3.2		3.2		3.7
CTI [Member] | Restricted Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Awards Vested, Shares/Units	1,240,481		740,381		594,361
Restricted Awards Vested, Weighted Average Grant Date Fair Value (per share)	$ 8.07		$ 11.83		$ 14.77
Verint [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Exercisable, Shares	1,082,660		1,764,380		4,498,900
Stock Options Exercisable, Weighted Average Exercise Price (per share)	$ 31.03		$ 27.33		$ 23.24
Stock Options Exercisable, Weighted Average Remaining Contractual Term (Years)	2.6		2.7		2.2
Verint [Member] | Restricted Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Awards Vested, Shares/Units	1,336,221	[1]	2,502,960	[1]	115,560	[1]
Restricted Awards Vested, Weighted Average Grant Date Fair Value (per share)	$ 15.72	[1]	$ 17.39	[1]	$ 29.93	[1]

[1]	The total fair value of restricted shares vested during the fiscal years ended January 31, 2012, 2011 and 2010 was $21.0 million, $43.5 million and $3.5 million, respectively.